GATEWAY TRUST

May 2, 2008

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Gateway Trust
(File Nos.: 333-144744 and 811-22099)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information does not differ from that contained in the Post-Effective Amendment No. 1 that was filed electronically on April 29, 2008.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John Delprete
John DelPrete
Assistant Secretary